Equity Incentive Plans	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans

10.       Equity Incentive Plans:

On January 7, 2019, the Company’s Board of Directors and Compensation Committee established an incentive program for key employees, pursuant to which an aggregate of 4,000,000 restricted share units (each, a “RSU”), comprising of 10 tranches of 400,000 RSU each, would be issued. The fair value of each issuable share was determined based on the closing price of the Company’s common shares on the grant date, January 7, 2019. Each RSU would represent, upon vesting, a right for the beneficiary to receive one common share of the Company. The RSUs would be subject to the satisfaction of certain performance conditions, which would apply if the Company’s fleet performed better than the relevant dry bulk charter rate indices as reported by the Baltic Exchange (the “Indices”) during 2020 and 2021. The RSUs would start to vest if the Company’s fleet performed better than the Indices by at least $120,000, and would vest in increasing amounts if and to the extent the performance of the Company’s fleet exceeded the performance that would have been derived based on the Indices by up to an aggregate of $300,000. Subject to the vesting conditions being met on April 30, 2021 and April 30, 2022 (each, a “Vesting Date”) two million RSUs would vest on each Vesting Date, on tranches based on the level of performance, and the relevant common shares of the Company would be issued by the Company and distributed to the relevant beneficiaries as per the allocation of the Board of Directors. Any non-vested RSUs at the applicable Vesting Date would be cancelled. As of December 31, 2019, the Company took the view that only for one tranche of the RSUs which would vest on April 30, 2022, the likelihood of vesting met the “more likely than not” threshold under US GAAP and as a result amortization expense for these 400,000 RSUs of $1,235 was recognized and is included under “General and administrative expenses” in the consolidated statement of operations for the year ended December 31, 2019. During the year ended and as of December 31, 2020, the Company determined that the updated likelihood of vesting for any of the 4,000,000 RSUs did not meet a “more likely than not” threshold under US GAAP. As a result, the previously recognized expense of $1,235 was reversed in 2020 and is included under “General and administrative expenses” in the consolidated statement of operations for the year ended December 31, 2020.

10.       Equity Incentive Plans - (continued):

On June 7, 2021, the Company’s Board of Directors amended the previously announced incentive program. The test metrics for the calculation of the underlying shares of the RSUs that would have been issued, the tranches and the vesting variables were eliminated. Instead, the incentive program provides for the issuance of shares and links this management performance incentive scheme with the savings from the price differential between High Sulfur Fuel Oil / Low Sulfur Fuel Oil gained on the scrubber fitted vessels of the Company’s fleet and is calculated on an annual basis (“Bunker Benefit”). In particular, the threshold requirement above which the amended program is triggered is increased to $250.0 million of cumulative Bunker Benefit (instead of the previous threshold of $120.0 million Indices outperformance). Upon the satisfaction of the above new threshold, the Board of Directors shall award a percentage ranging between 5%-10%, at its discretion, of the annual Bunker Benefit, the value of which will be reflected in actual shares to key employees. The duration of the program was also extended from April 2022 to the end of 2024. The Company estimated the intrinsic value of the award basis December 31, 2021 VLSFO-HSFO spread and assuming 5% of scrubber savings to be awarded by the Board of Directors, and as a result an amount of $1,190 was recognized as of that date and is included under “General and administrative expenses” in the consolidated statement of operations for the year ended December 31, 2021.

On May 22, 2019, the Company’s Board of Directors adopted the 2019 Equity Incentive Plan (the “2019 Plan”) and reserved for issuance 900,000 common shares thereunder. On the same date, 885,000 restricted common shares were granted to certain of the Company’s directors, officers and employees of which 685,462 restricted common shares vested in August 2019, 99,769 restricted common shares vested in August 2020 and the remaining 99,769 restricted common shares will vest in August 2022.  The fair value of each share was determined based on the closing price of the Company’s common shares on the grant date, May 22, 2019.

 On May 25, 2020, the Company’s Board of Directors adopted the 2020 Equity Incentive Plan (the “2020 Plan”) and reserved for issuance 1,100,000 common shares thereunder. On the same date, all of the 1,100,000 restricted common shares were granted to certain of the Company’s directors, officers and employees of which 855,380 restricted common shares vested in August 2020, 122,310 restricted common shares vested in May 2021 and the remaining 122,310 restricted common shares vest in May 2023.  The fair value of each share was $5.09, based on the closing price of the Company’s common shares on the grant date.

On June 7, 2021, the Company’s Board of Directors adopted the 2021 Equity Incentive Plan (the “2021 Plan”) and reserved for issuance 515,000 common shares thereunder. On the same date, the Company granted all of the 515,000 restricted common shares to certain directors, officers and employees, of which 401,750 restricted common shares vested in September 2021, 56,625 restricted common shares vest in June 2022 and the remaining 56,625 restricted common shares vest in June 2024. The fair value of each restricted share was $18.88, based on the latest closing price of the Company’s common shares on the grant date.

 10.       Equity Incentive Plans - (continued):

 Pursuant to the aforementioned equity incentive plans, during the years ended December 31, 2019, 2020 and 2021 the Company issued 883,700 common shares, 1,073,490 common shares and 521,310 common shares, respectively.

All non-vested shares and options, if any, vest according to the terms and conditions of the applicable award agreements. The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared. The dividends with respect to these shares are forfeitable if the service conditions are not fulfilled. Share options have no voting or other shareholder rights. For the years ended December 31, 2019, 2020 and 2021 the Company paid $14, $14 and $875 for dividends to non-vested shares.

The shares which are issued in accordance with the terms of the Company’s equity incentive plans or awards remain restricted until they vest. For the years ended December 31, 2019, 2020 and 2021, the share based compensation cost (including the RSUs) was $7,943, $4,624 and $10,335 respectively, and is included under “General and administrative expenses” in the consolidated statements of operations. There were no forfeitures of non-vested shares or options during the years 2019, 2020 and 2021.

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2019, 2020 and 2021, and the movement during these years, is presented below:

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2019	143,000	$12.49
Granted	885,000	8.13
Vested	(756,962)	8.54
Unvested as at December 31, 2019	271,038	$9.28

Unvested as at January 1, 2020	271,038	$9.28
Granted	1,100,000	5.09
Vested	(955,149)	5.41
Unvested as at December 31, 2020	415,889	$7.09

Unvested as at January 1, 2021	415,889	$7.09
Granted	515,000	18.88
Vested	(595,560)	15.28
Unvested as at December 31, 2021	335,329	$10.65

On April 13, 2015, the Board of Directors granted share purchase options of up to 104,250 common shares to certain executive officers, at an option exercise price of $27.50 per share. These options are exercisable in whole or in part between the third and the fifth anniversary of the grant date, subject to the respective individuals remaining employed by the Company at the time the options are exercised. The options expired in April 2020 without being exercised.

A summary of the status and movement of the Company’s non-vested share options as of the year ended December 31, 2019 and the period from January 1, 2020 until April 13, 2020 when these options expired is presented below.

Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding at end of period	104,250	$27.5	$7.0605

As of December 31, 2021, the estimated compensation cost relating to non-vested restricted share awards not yet recognized was $1,777, and is expected to be recognized over the weighted average period of 1.59 years. The total fair value of shares vested during the years ended December 31, 2019, 2020 and 2021 was $7,703, $6,681 and $13,104, respectively.